Special Items	12 Months Ended
Dec. 31, 2018
Disclosure of special items [Abstract]
Special Items

	US Dollars
Figures in millions	2018	2017	2016
Impairment and derecognition of assets	104	297	3
Impairment of other investments	—	3	—
Retrenchment and related costs	34	88	1
Legal fees (recoveries) and other costs related to contract terminations and settlement costs	17	71	11
Write-down of inventories	1	3	12
Net (profit) loss on disposal of assets	20	(8)	(4)
Royalties received	(10)	(18)	(9)
Indirect tax expense (recoveries)	4	2	(2)
Repurchase premium and cost on settlement of debt facilities	—	—	30
	170	438	42